CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
License	$ 147,640	$ 131,530	$ 100,113
Maintenance and professional services	114,061	85,083	60,699
Revenues	261,701	216,613	160,812
Cost of revenues:
License	7,911	4,726	5,088
Maintenance and professional services	33,937	25,425	17,572
Cost of revenues	41,848	30,151	22,660
Gross profit	219,853	186,462	138,152
Operating expenses:
Research and development	42,389	34,614	21,734
Sales and marketing	126,739	93,775	66,206
General and administrative	30,399	22,117	16,990
Total operating expenses	199,527	150,506	104,930
Operating income	20,326	35,956	33,222
Financial income (expenses), net	4,103	245	(1,479)
Income before taxes on income	24,429	36,201	31,743
Taxes on income	(8,414)	(8,077)	(5,949)
Net income	$ 16,015	$ 28,124	$ 25,794
Basic net income per ordinary share	$ 0.46	$ 0.83	$ 0.80
Diluted net income per ordinary share	$ 0.44	$ 0.78	$ 0.73
Change in unrealized losses on marketable securities:
Unrealized loss arising during the year	$ (29)	$ (141)
Change in unrealized losses on marketable securities, total	(29)	(141)
Change in unrealized gain on cash flow hedges:
Unrealized gain arising during the year	1,470	249	1
Loss (gain) reclassified into earnings	(1,159)	(190)	239
Change in unrealized gain on cash flow hedges, net	311	59	240
Other comprehensive income (loss), net of taxes of $(46), $16 and $(41) for the years 2015, 2016 and 2017, respectively	282	(82)	240
Total comprehensive income	$ 16,297	$ 28,042	$ 26,034